Organization and principal activities - Summary of the Company's Principal Subsidiaries, VIE and VIE's Subsidiary (Details)	12 Months Ended
Jun. 30, 2025
Youbus International Limited [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Feb. 16, 2022
Place of incorporation	British Virgin Islands
Percentage of direct or indirect ownership	100.00%
Principal activities	Investment holding
Webus Hongkong Limited [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Feb. 22, 2022
Place of incorporation	Hong Kong
Percentage of direct or indirect ownership	100.00%
Principal activities	Investment holding
Wetour Travel Tech LLC [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Mar. 16, 2022
Place of incorporation	The United States
Percentage of direct or indirect ownership	100.00%
Principal activities	Transportation services and packaged tour services
Zhejiang Xinjieni Technology Co., Ltd [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Aug. 31, 2022
Place of incorporation	The PRC
Percentage of direct or indirect ownership	100.00%
Principal activities	Investment holding
Zhejiang Youba Technology Co., Ltd [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Aug. 16, 2019
Place of incorporation	The PRC
Percentage of direct or indirect ownership	100.00%
Principal activities	Transportation services
Hangzhou Webus Travel Agency Co., Ltd [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Aug. 27, 2020
Place of incorporation	The PRC
Percentage of direct or indirect ownership	100.00%
Principal activities	Transportation services and packaged tour services
Hangzhou Shunxing Technology Co., Ltd [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Jun. 10, 2025
Place of incorporation	The PRC
Percentage of direct or indirect ownership	100.00%
Principal activities	Technical services & software development and consulting & management services